AST TARGET MATURITY CENTRAL PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 101.3%
Asset-Backed Securities — 14.3%
Automobiles — 3.7%
Avis Budget Rental Car Funding AESOP LLC,
Series 2020-01A, Class A, 144A
2.330%	08/20/26	100	$91,993
Series 2020-02A, Class A, 144A
2.020%	02/20/27	600	534,749
Series 2021-02A, Class A, 144A
1.660%	02/20/28	600	512,836
Series 2022-04A, Class A, 144A
4.770%	02/20/29	2,520	2,422,194
CarMax Auto Owner Trust,
Series 2018-04, Class B
3.670%	05/15/24	2,000	2,000,305
Series 2021-01, Class C
0.940%	12/15/26	500	445,803
Series 2021-04, Class C
1.380%	07/15/27	150	135,763
Series 2022-01, Class C
2.200%	11/15/27	50	45,232
Enterprise Fleet Financing LLC,
Series 2019-02, Class A2, 144A
2.290%	02/20/25	7	7,317
Enterprise Fleet Funding LLC,
Series 2021-01, Class A2, 144A
0.440%	12/21/26	214	206,784
Ford Credit Auto Owner Trust,
Series 2018-01, Class A, 144A
3.190%	07/15/31	100	96,135
Series 2020-02, Class A, 144A
1.060%	04/15/33	1,470	1,301,872
Series 2021-02, Class A, 144A
1.530%	05/15/34	900	782,261
Series 2021-A, Class C
0.830%	08/15/28	350	319,826
Ford Credit Floorplan Master Owner Trust,
Series 2020-02, Class A
1.060%	09/15/27	300	267,409
GLS Auto Receivables Issuer Trust,
Series 2021-04A, Class A, 144A
0.840%	07/15/25	470	462,352
GM Financial Consumer Automobile Receivables Trust,
Series 2021-01, Class C
1.040%	05/17/27	500	456,349
GM Financial Revolving Receivables Trust,
Series 2021-01, Class A, 144A
1.170%	06/12/34	100	86,379
Hertz Vehicle Financing III LP,
Series 2021-02A, Class A, 144A
1.680%	12/27/27	700	598,633
Hertz Vehicle Financing LLC,
Series 2021-01A, Class A, 144A
1.210%	12/26/25	700	640,618
OneMain Direct Auto Receivables Trust,
Series 2019-01A, Class A, 144A
3.630%	09/14/27	1,600	1,520,004
Series 2021-01A, Class A, 144A
0.870%	07/14/28	1,400	1,294,900
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2022-01A, Class A1, 144A
4.650%	03/14/29	2,400	$2,355,882
Santander Consumer Auto Receivables Trust,
Series 2021-AA, Class C, 144A
1.030%	11/16/26	500	455,690
Santander Drive Auto Receivables Trust,
Series 2020-03, Class C
1.120%	01/15/26	142	141,651
Series 2020-04, Class C
1.010%	01/15/26	93	91,683
Series 2021-02, Class C
0.900%	06/15/26	500	487,155
Series 2021-03, Class C
0.950%	09/15/27	1,475	1,424,811
Series 2022-03, Class C
4.490%	08/15/29	3,200	3,094,513
World Omni Select Auto Trust,
Series 2021-A, Class C
1.090%	11/15/27	150	137,444
			22,418,543
Collateralized Loan Obligations — 9.7%
AIG CLO LLC (Cayman Islands),
Series 2018-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	04/20/32	1,000	974,399
AIG CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.883%(c)	10/25/33	750	727,521
Allegro CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.612%(c)	07/15/31	750	727,185
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.860%(c)	07/20/32	1,000	974,964
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-07A, Class AR2, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.883%(c)	01/28/31	1,000	982,782
Series 2022-25A, Class A1, 144A, 3 Month SOFR + 1.390% (Cap N/A, Floor 1.390%)
3.867%(c)	04/20/35	750	715,186
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
3.772%(c)	11/17/27	261	257,365
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32	250	241,746
Series 2022-01A, Class A1, 144A, 3 Month SOFR + 1.320% (Cap N/A, Floor 1.320%)
2.219%(c)	04/18/35	750	714,677
A1

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Balboa Bay Loan Funding Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	01/20/32	750	$725,625
Ballyrock CLO Ltd. (Cayman Islands),
Series 2020-02A, Class A1R, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.720%(c)	10/20/31	750	727,693
Barings CLO Ltd. (Cayman Islands),
Series 2020-02A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
3.522%(c)	10/15/33	750	726,934
Battalion CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.810%(c)	07/18/30	1,250	1,224,231
Series 2017-11A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.933%(c)	04/24/34	1,000	953,923
Series 2020-15A, Class A1, 144A, 3 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
4.090%(c)	01/17/33	250	242,789
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-03A, Class A1R2, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.710%(c)	07/20/29	460	455,260
Series 2017-12A, Class A1R, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
3.462%(c)	10/15/30	1,750	1,718,458
Series 2019-18A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34	750	719,485
Broad River BSL Funding CLO Ltd. (Cayman Islands),
Series 2020-01A, Class AR, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	07/20/34	250	239,091
Brookside Mill CLO Ltd. (Cayman Islands),
Series 2013-01A, Class AR, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
3.560%(c)	01/17/28	5	5,215
Carlyle CLO Ltd. (Cayman Islands),
Series C17A, Class A1AR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.812%(c)	04/30/31	250	244,746
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A1R2, 144A, 3 Month LIBOR + 0.970% (Cap N/A, Floor 0.970%)
3.710%(c)	04/17/31	1,495	1,450,590
Carlyle US CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 0.000%)
3.730%(c)	04/20/31	250	243,222
Series 2019-01A, Class A1AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.790%(c)	04/20/31	750	729,375
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2021-05A, Class A1, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	07/20/34	500	$479,487
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	01/20/35	750	720,998
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34	500	480,619
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month LIBOR + 0.980% (Cap N/A, Floor 0.980%)
3.763%(c)	04/24/31	250	242,992
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34	500	478,691
Crestline Denali CLO Ltd. (Cayman Islands),
Series 2018-01A, Class AR, 144A, 3 Month LIBOR + 1.060% (Cap N/A, Floor 1.060%)
3.572%(c)	10/15/31	1,250	1,213,711
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.900%(c)	07/20/34	250	238,278
Series 2020-02A, Class A1AR, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
3.817%(c)	04/20/35	750	716,003
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29	436	430,140
Series 2021-13A, Class A1, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.702%(c)	07/15/34	250	238,241
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.860%(c)	04/20/34	1,500	1,447,500
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.909%(c)	01/22/31	250	244,515
Greenwood Park CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 0.000%)
3.522%(c)	04/15/31	500	486,800
Hayfin US Ltd. (Cayman Islands),
Series 2018-09A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.943%(c)	04/28/31	1,000	975,277
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.976%(c)	10/26/34	750	717,401

A2

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
ICG US CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.878%(c)	10/19/28	339	$334,723
Series 2015-02RA, Class A1, 144A, 3 Month LIBOR + 1.370% (Cap N/A, Floor 1.370%)
4.110%(c)	01/16/33	1,250	1,217,510
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34	250	239,444
KKR CLO Ltd. (Cayman Islands),
Series 18, Class AR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.680%(c)	07/18/30	2,000	1,963,416
Series 30A, Class A1R, 144A, 3 Month LIBOR + 1.020% (Cap N/A, Floor 1.020%)
3.760%(c)	10/17/31	750	727,354
Series 33A, Class A, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.880%(c)	07/20/34	250	239,774
Logan CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	07/20/34	250	239,478
Madison Park Funding Ltd. (Cayman Islands),
Series 2015-18A, Class ARR, 144A, 3 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
3.672%(c)	10/21/30	500	489,748
Series 2016-21A, Class AARR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.592%(c)	10/15/32	750	723,922
Series 2019-34A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.903%(c)	04/25/32	500	487,511
Series 2021-38A, Class A, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.860%(c)	07/17/34	250	240,676
Series 2021-59A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.880%(c)	01/18/34	250	241,752
Medalist Partners Corporate Finance CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.940%(c)	10/20/34	750	718,213
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.860%(c)	07/20/31	250	243,722
Series 2019-10A, Class A1R, 144A, 3 Month LIBOR + 1.230% (Cap N/A, Floor 1.230%)
4.013%(c)	10/23/34	1,250	1,197,249
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30	500	491,383
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.762%(c)	10/15/34	750	$720,571
Ocean Trails CLO (Cayman Islands),
Series 2014-05A, Class ARR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.735%(c)	10/13/31	737	719,262
Series 2020-09A, Class A1R, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.732%(c)	10/15/34	250	239,790
OCP CLO Ltd. (Cayman Islands),
Series 2014-05A, Class A1R, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.846%(c)	04/26/31	1,500	1,468,008
Series 2020-18A, Class AR, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 1.090%)
3.800%(c)	07/20/32	1,250	1,207,792
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1A3, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	10/20/31	250	242,917
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.760%(c)	04/20/31	250	243,212
Palmer Square CLO Ltd. (Cayman Islands),
Series 2015-01A, Class A1A4, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
4.114%(c)	05/21/34	500	478,946
Series 2018-02A, Class A1A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.840%(c)	07/16/31	250	243,204
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2018-01A, Class A1AR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.710%(c)	10/20/31	2,250	2,180,031
Series 2019-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.692%(c)	10/15/34	250	239,274
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	10/20/31	500	485,386
Series 2020-01A, Class A, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 0.000%)
3.990%(c)	01/20/32	250	244,528
Romark CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.598%(c)	07/10/34	1,000	959,388
Romark WM-R Ltd. (Cayman Islands),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.740%(c)	04/20/31	742	728,547
Shackleton CLO Ltd. (Cayman Islands),
Series 2014-05RA, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
3.963%(c)	05/07/31	985	952,001

A3

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2014-03RA, Class A1R, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
3.853%(c)	10/23/31	250	$242,420
TCW CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1RR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.986%(c)	10/29/34	250	238,734
Series 2019-02A, Class A1R, 144A, 3 Month SOFR + 1.280% (Cap N/A, Floor 1.280%)
3.757%(c)	10/20/32	1,750	1,698,280
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 0.000%)
3.980%(c)	01/17/30	230	226,693
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	07/20/34	500	479,375
TICP CLO Ltd. (Cayman Islands),
Series 2017-09A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.850%(c)	01/20/31	500	487,896
Series 2018-03R, Class A, 144A, 3 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.550%(c)	04/20/28	356	352,967
Tralee CLO Ltd. (Cayman Islands),
Series 2019-06A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.953%(c)	10/25/32	1,000	968,114
Trinitas CLO Ltd. (Cayman Islands),
Series 2016-05A, Class ARR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 1.030%)
3.813%(c)	10/25/28	487	483,532
Venture CLO Ltd. (Cayman Islands),
Series 2014-19A, Class ARR, 144A, 3 Month LIBOR + 1.260% (Cap N/A, Floor 1.260%)
3.772%(c)	01/15/32	500	486,079
Series 2021-43A, Class A1, 144A, 3 Month LIBOR + 1.240% (Cap N/A, Floor 1.240%)
3.752%(c)	04/15/34	250	240,698
Voya CLO Ltd. (Cayman Islands),
Series 2014-01A, Class AAR2, 144A, 3 Month SOFR + 1.252% (Cap N/A, Floor 0.000%)
3.732%(c)	04/18/31	744	726,996
Series 2015-01A, Class A1R, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.640%(c)	01/18/29	520	510,933
Wellfleet CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.850%(c)	10/20/28	509	502,510
Series 2017-03A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31	2,250	2,198,203
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	07/17/31	1,250	$1,216,349
Series 2020-01A, Class A1A, 144A, 3 Month LIBOR + 1.310% (Cap N/A, Floor 1.310%)
3.822%(c)	04/15/33	250	240,779
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.722%(c)	10/15/34	250	239,661
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
3.802%(c)	04/15/30	237	233,080
Series 2018-01A, Class A, 144A, 3 Month LIBOR + 0.950% (Cap N/A, Floor 0.000%)
3.462%(c)	04/15/29	502	494,895
			59,250,041
Consumer Loans — 0.7%
Lendmark Funding Trust,
Series 2019-02A, Class A, 144A
2.780%	04/20/28	400	389,122
OneMain Financial Issuance Trust,
Series 2020-02A, Class A, 144A
1.750%	09/14/35	600	528,223
Series 2021-01A, Class A2, 144A, 30 Day Average SOFR + 0.760% (Cap N/A, Floor 0.000%)
3.045%(c)	06/16/36	600	577,089
Series 2022-02A, Class A, 144A
4.890%	10/14/34	990	970,474
Oportun Funding LLC,
Series 2022-01, Class A, 144A
3.250%	06/15/29	1,107	1,083,723
Oportun Issuance Trust,
Series 2022-02, Class A, 144A
5.940%	10/09/29	1,003	996,953
SoFi Consumer Loan Program Trust,
Series 2021-01, Class A, 144A
0.490%	09/25/30	39	37,628
			4,583,212
Credit Cards — 0.2%
Citibank Credit Card Issuance Trust,
Series 2018-A06, Class A6
3.210%	12/07/24	225	224,865
Discover Card Execution Note Trust,
Series 2017-A04, Class A4
2.530%	10/15/26	1,100	1,067,280
			1,292,145
Student Loans — 0.0%
ELFI Graduate Loan Program LLC,
Series 2020-A, Class A, 144A
1.730%	08/25/45	40	34,457

A4

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SoFi Professional Loan Program LLC,
Series 2017-F, Class A2FX, 144A
2.840%	01/25/41	24	$22,770
SoFi Professional Loan Program Trust,
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	73	68,300
			125,527

Total Asset-Backed Securities (cost $89,977,919)			87,669,468
Commercial Mortgage-Backed Securities — 14.3%
3650R Commercial Mortgage Trust,
Series 2021-PF01, Class A1
1.122%	11/15/54	489	446,628
BANK,
Series 2017-BNK06, Class A4
3.254%	07/15/60	260	237,534
Series 2017-BNK08, Class A3
3.229%	11/15/50	7	6,220
Series 2019-BN19, Class A1
2.263%	08/15/61	325	304,790
Series 2019-BN19, Class A2
2.926%	08/15/61	2,870	2,485,003
Series 2019-BN20, Class A2
2.758%	09/15/62	1,703	1,464,617
Series 2020-BN25, Class A3
2.391%	01/15/63	100	88,648
Series 2020-BN25, Class A4
2.399%	01/15/63	650	538,478
Series 2020-BN26, Class A3
2.155%	03/15/63	250	203,710
Series 2020-BN28, Class A1
0.628%	03/15/63	175	162,650
Series 2020-BN28, Class A3
1.584%	03/15/63	1,500	1,158,628
Series 2020-BN29, Class A1
0.549%	11/15/53	1,245	1,153,435
Series 2021-BN31, Class A3
1.771%	02/15/54	5,100	3,952,012
Series 2021-BN36, Class A1
0.801%	09/15/64	421	384,218
Series 2021-BN38, Class A1
1.274%	12/15/64	1,349	1,239,983
Series 2022-BNK42, Class A5
4.493%(cc)	06/15/55	850	805,509
Barclays Commercial Mortgage Securities Trust,
Series 2020-C06, Class A1
1.806%	02/15/53	102	97,882
Series 2021-C10, Class ASB
2.268%	07/15/54	275	232,237
Series 2021-C11, Class A4
2.043%	09/15/54	165	130,145
Series 2022-C15, Class A5
3.662%(cc)	04/15/55	320	283,324
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Benchmark Mortgage Trust,
Series 2020-B16, Class A3
2.475%	02/15/53	100	$88,812
Series 2020-B17, Class A1
1.282%	03/15/53	73	69,661
Series 2020-B17, Class A4
2.042%	03/15/53	1,475	1,187,164
Series 2020-B19, Class A4
1.546%	09/15/53	1,500	1,192,421
Series 2020-B20, Class A3
1.945%	10/15/53	750	634,864
Series 2020-B21, Class A1
0.537%	12/17/53	163	152,706
Series 2020-B21, Class A4
1.704%	12/17/53	500	390,808
Series 2020-B22, Class A1
0.509%	01/15/54	466	424,252
Series 2021-B23, Class A4A1
1.823%	02/15/54	100	77,768
Series 2021-B24, Class A3
2.010%	03/15/54	1,200	1,009,964
Series 2021-B25, Class ASB
2.271%	04/15/54	250	212,121
Series 2021-B26, Class A1
0.747%	06/15/54	2,142	1,941,987
Series 2021-B28, Class A1
0.597%	08/15/54	1,384	1,255,800
Series 2022-B35, Class ASB
4.594%(cc)	05/15/55	3,400	3,260,831
CD Mortgage Trust,
Series 2016-CD2, Class A3
3.248%	11/10/49	246	228,248
Series 2017-CD06, Class A4
3.190%	11/13/50	500	457,458
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class ASB
3.091%	05/10/58	322	310,124
Series 2016-C07, Class A2
3.585%	12/10/54	50	46,809
Series 2017-C08, Class A4
3.572%	06/15/50	1,399	1,294,128
CGMS Commercial Mortgage Trust,
Series 2017-B01, Class A3
3.197%	08/15/50	296	270,435
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class AAB
3.337%	07/10/47	728	716,931
Series 2014-GC25, Class A3
3.372%	10/10/47	49	46,991
Series 2015-GC33, Class AAB
3.522%	09/10/58	181	176,889
Series 2015-P01, Class A4
3.462%	09/15/48	1,300	1,237,713
Series 2016-C02, Class A1
1.499%	08/10/49	43	42,775

A5

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-P04, Class A3
2.646%	07/10/49	20	$18,222
Series 2017-P07, Class AAB
3.509%	04/14/50	358	343,752
Series 2017-P08, Class A3
3.203%	09/15/50	1,030	934,535
Commercial Mortgage Trust,
Series 2013-CR12, Class A4
4.046%	10/10/46	400	395,114
Series 2014-CR19, Class A4
3.532%	08/10/47	69	65,924
Series 2014-CR21, Class A3
3.528%	12/10/47	448	431,820
Series 2014-UBS04, Class A4
3.420%	08/10/47	750	726,641
Series 2014-UBS05, Class A4
3.838%	09/10/47	210	203,568
Series 2014-UBS06, Class A4
3.378%	12/10/47	174	166,790
Series 2015-CR22, Class A3
3.207%	03/10/48	41	40,944
Series 2015-CR23, Class ASB
3.257%	05/10/48	162	158,476
Series 2015-CR25, Class A3
3.505%	08/10/48	36	34,119
Series 2015-CR25, Class ASB
3.537%	08/10/48	588	574,016
Series 2015-CR26, Class A3
3.359%	10/10/48	45	42,498
Series 2015-DC01, Class A4
3.078%	02/10/48	810	782,772
Series 2015-DC01, Class ASB
3.142%	02/10/48	265	261,549
Series 2015-LC21, Class A3
3.445%	07/10/48	511	488,075
Series 2015-LC21, Class A4
3.708%	07/10/48	50	47,927
Series 2015-LC23, Class A3
3.521%	10/10/48	784	746,648
Series 2015-PC01, Class A5
3.902%	07/10/50	1,060	1,020,163
Series 2016-COR01, Class A3
2.826%	10/10/49	297	270,192
Series 2016-COR1, Class ASB
2.972%	10/10/49	899	860,520
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	500	468,022
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A3
3.236%	04/15/50	48	46,004
Series 2015-C03, Class A4
3.718%	08/15/48	1,067	1,017,146
Series 2019-C16, Class A2
3.067%	06/15/52	100	87,487
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-C19, Class A2
2.320%	03/15/53	2,150	$1,775,938
Series 2021-C20, Class A1
0.855%	03/15/54	355	323,943
Deutsche Bank Commercial Mortgage Trust,
Series 2016-C03, Class A2
1.886%	08/10/49	11	10,396
Series 2020-C09, Class A1
0.800%	08/15/53	295	278,584
FHLMC Multifamily Structured Pass-Through Certificates,
Series K736, Class X1, IO
1.414%(cc)	07/25/26	116,335	4,501,605
GS Mortgage Securities Trust,
Series 2013-GC12, Class AAB
2.678%	06/10/46	38	38,120
Series 2013-GC14, Class A5
4.243%	08/10/46	300	297,907
Series 2014-GC20, Class A4
3.721%	04/10/47	5	5,257
Series 2014-GC22, Class A3
3.516%	06/10/47	37	37,048
Series 2015-GC32, Class A3
3.498%	07/10/48	1,997	1,899,866
Series 2015-GS01, Class AAB
3.553%	11/10/48	2,078	2,016,976
Series 2019-GC42, Class A3
2.749%	09/01/52	1,000	853,919
Series 2020-GC45, Class A1
2.019%	02/13/53	93	89,351
Series 2020-GC45, Class A3
2.639%	02/13/53	100	89,440
Series 2020-GC45, Class A4
2.658%	02/13/53	100	84,020
Series 2020-GC47, Class A4
2.125%	05/12/53	818	654,756
Series 2021-GSA03, Class A4
2.369%	12/15/54	100	78,464
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	13	12,750
Series 2013-C14, Class ASB
3.761%(cc)	08/15/46	788	780,705
Series 2014-C19, Class A3
3.669%	04/15/47	24	23,612
Series 2014-C22, Class A4
3.801%	09/15/47	930	905,120
Series 2014-C24, Class A4A1
3.373%	11/15/47	3,225	3,107,239
Series 2014-C24, Class A5
3.639%	11/15/47	2,000	1,930,451
Series 2015-C28, Class A3
2.912%	10/15/48	1,133	1,072,744
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-LC09, Class A5
2.840%	12/15/47	1,379	1,376,577

A6

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-C10, Class A5
3.143%	12/15/47	1,632	$1,622,431
Series 2013-LC11, Class A4
2.694%	04/15/46	18	17,611
Series 2013-LC11, Class ASB
2.554%	04/15/46	110	109,730
Series 2016-JP02, Class ASB
2.713%	08/15/49	78	74,696
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	500	457,858
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C21, Class A3
3.077%	03/15/48	44	40,942
Series 2015-C23, Class A3
3.451%	07/15/50	5,940	5,619,078
Series 2015-C23, Class ASB
3.398%	07/15/50	208	203,621
Series 2015-C24, Class A4
3.732%	05/15/48	998	954,830
Series 2015-C26, Class ASB
3.323%	10/15/48	243	237,260
Series 2015-C27, Class ASB
3.557%	12/15/47	305	298,025
Series 2016-C032, Class ASB
3.514%	12/15/49	803	771,609
Series 2016-C31, Class A4
2.840%	11/15/49	47	43,031
Morgan Stanley Capital I Trust,
Series 2021-L06, Class ASB
2.250%(cc)	06/15/54	350	294,622
Series 2021-L07, Class A1
0.881%	10/15/54	1,153	1,043,818
UBS Commercial Mortgage Trust,
Series 2017-C04, Class A3
3.301%	10/15/50	262	239,329
Series 2018-C08, Class ASB
3.903%	02/15/51	340	326,954
Series 2019-C17, Class A2
2.313%	10/15/52	500	470,416
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C06, Class A4
3.244%	04/10/46	700	694,262
Wells Fargo Commercial Mortgage Trust,
Series 2015-C29, Class A3
3.368%	06/15/48	354	336,687
Series 2015-LC20, Class A3
3.086%	04/15/50	100	98,339
Series 2015-LC20, Class A5
3.184%	04/15/50	400	378,774
Series 2016-BNK1, Class A3
2.652%	08/15/49	2,000	1,807,135
Series 2016-LC24, Class A4
2.942%	10/15/49	275	250,999
Series 2016-NXS05, Class A5
3.372%	01/15/59	2,028	1,902,603
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-C41, Class A2
2.590%	11/15/50	1,462	$1,310,971
Series 2020-C55, Class A3
2.462%	02/15/53	100	88,720
Series 2020-C57, Class A1
0.903%	08/15/53	1,949	1,816,868
Series 2020-C58, Class A1
0.548%	07/15/53	1,528	1,411,695

Total Commercial Mortgage-Backed Securities (cost $91,461,254)			87,503,937
Corporate Bonds — 28.2%
Aerospace & Defense — 0.5%
Boeing Co. (The),
Sr. Unsec’d. Notes
1.167%	02/04/23	800	790,434
2.700%	02/01/27	220	191,272
2.950%	02/01/30	1,130	909,579
3.750%	02/01/50	1,415	913,949
General Dynamics Corp.,
Gtd. Notes
3.625%	04/01/30	5	4,583
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
4.400%	05/01/30	30	28,302
Teledyne Technologies, Inc.,
Gtd. Notes
2.750%	04/01/31	20	15,779
			2,853,898
Agriculture — 0.5%
Altria Group, Inc.,
Gtd. Notes
2.450%	02/04/32	940	664,917
BAT Capital Corp. (United Kingdom),
Gtd. Notes
4.700%	04/02/27	1,180	1,102,070
BAT International Finance PLC (United Kingdom),
Gtd. Notes
1.668%	03/25/26	295	255,059
4.448%	03/16/28	290	258,309
Cargill, Inc.,
Sr. Unsec’d. Notes, 144A
1.375%	07/23/23	395	384,688
Philip Morris International, Inc.,
Sr. Unsec’d. Notes
1.125%	05/01/23	460	450,495
			3,115,538
Airlines — 0.0%
United Airlines 2019-2 Class AA Pass-Through Trust,
Pass-Through Certificates
2.700%	11/01/33	46	36,480

A7

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Apparel — 0.0%
NIKE, Inc.,
Sr. Unsec’d. Notes
2.750%	03/27/27	10	$9,184
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
3.350%	11/01/22	495	494,185
General Motors Co.,
Sr. Unsec’d. Notes
6.250%	10/02/43	650	565,777
General Motors Financial Co., Inc.,
Gtd. Notes
3.250%	01/05/23	75	74,766
3.700%	05/09/23	130	129,229
3.950%	04/13/24	784	764,577
Sr. Unsec’d. Notes
2.350%	01/08/31	425	309,151
2.400%	04/10/28	545	436,544
2.400%	10/15/28	220	174,159
3.800%	04/07/25	30	28,575
5.000%	04/09/27	550	521,493
			3,498,456
Auto Parts & Equipment — 0.0%
Aptiv PLC/Aptiv Corp.,
Gtd. Notes
3.250%	03/01/32	135	107,025
Banks — 9.7%
Bank of America Corp.,
Jr. Sub. Notes, Series MM
4.300%(ff)	01/28/25(oo)	50	41,279
Sr. Unsec’d. Notes
2.592%(ff)	04/29/31	15	11,917
2.687%(ff)	04/22/32	1,115	868,850
2.972%(ff)	02/04/33	5,390	4,222,501
Sr. Unsec’d. Notes, MTN
2.015%(ff)	02/13/26	720	660,407
2.087%(ff)	06/14/29	260	211,096
2.496%(ff)	02/13/31	695	548,621
3.194%(ff)	07/23/30	35	29,478
3.384%(ff)	04/02/26	640	604,904
4.376%(ff)	04/27/28	2,720	2,549,821
Sr. Unsec’d. Notes, MTN, SOFR + 0.730%
3.234%(c)	10/24/24	580	574,832
Sr. Unsec’d. Notes, Series N
2.651%(ff)	03/11/32	40	31,184
Sub. Notes, MTN
4.000%	01/22/25	95	92,007
4.450%	03/03/26	760	733,195
Bank of New York Mellon Corp. (The),
Sr. Unsec’d. Notes, MTN
1.600%	04/24/25	45	41,544
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.932%(ff)	05/07/25	520	499,753
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
BNG Bank NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
2.500%	01/23/23	2,200	$2,189,833
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.323%(ff)	01/13/27	1,470	1,262,117
1.904%(ff)	09/30/28	500	402,501
3.375%	01/09/25	255	242,328
Canadian Imperial Bank of Commerce (Canada),
Sr. Unsec’d. Notes
0.450%	06/22/23	225	218,455
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)	165	132,603
Sr. Unsec’d. Notes
1.462%(ff)	06/09/27	285	242,623
2.561%(ff)	05/01/32	455	349,486
2.666%(ff)	01/29/31	630	502,990
2.976%(ff)	11/05/30	250	205,414
3.057%(ff)	01/25/33	4,505	3,552,523
3.106%(ff)	04/08/26	275	257,921
3.352%(ff)	04/24/25	160	154,413
3.400%	05/01/26	150	140,042
4.910%(ff)	05/24/33(a)	485	446,235
Sub. Notes
4.400%	06/10/25	500	486,167
4.450%	09/29/27	15	13,915
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes
3.800%	06/09/23	250	245,364
Sr. Unsec’d. Notes, 144A
3.091%(ff)	05/14/32	250	175,116
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.773%(ff)	03/28/25	280	269,242
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
3.961%(ff)	11/26/25	275	256,527
Sr. Unsec’d. Notes, Series E, SOFR + 0.500%
3.116%(c)	11/08/23	160	158,339
Development Bank of Japan, Inc. (Japan),
Gov’t. Gtd. Notes, 144A, MTN
3.125%	09/06/23	500	493,910
Sr. Unsec’d. Notes
2.500%	10/18/22	400	399,436
Dexia Credit Local SA (France),
Gov’t. Liquid Gtd. Notes, EMTN
0.750%	05/07/23	250	245,230
3.250%	09/26/23	2,250	2,232,083
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
1.431%(ff)	03/09/27	50	43,035
1.542%(ff)	09/10/27	5,150	4,356,538
2.600%	02/07/30	25	20,162
2.615%(ff)	04/22/32	250	193,807
3.102%(ff)	02/24/33	10	7,944

A8

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
3.500%	01/23/25	60	$57,666
3.500%	04/01/25	190	181,692
3.615%(ff)	03/15/28	370	336,705
3.850%	01/26/27	170	158,484
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)	120	104,387
Jr. Sub. Notes, Series II
4.000%(ff)	04/01/25(oo)	240	197,865
Sr. Unsec’d. Notes
1.045%(ff)	11/19/26	260	225,204
1.578%(ff)	04/22/27	260	224,750
1.953%(ff)	02/04/32	30	22,195
2.069%(ff)	06/01/29	150	121,775
2.580%(ff)	04/22/32	780	603,643
2.739%(ff)	10/15/30	1,515	1,234,637
2.963%(ff)	01/25/33	7,235	5,698,558
3.509%(ff)	01/23/29	35	31,005
4.005%(ff)	04/23/29	55	49,747
Sub. Notes
3.375%	05/01/23	260	258,422
4.250%	10/01/27	250	234,337
KeyBank NA,
Sr. Unsec’d. Notes
0.433%(ff)	06/14/24	250	242,037
Landwirtschaftliche Rentenbank (Germany),
Gov’t. Gtd. Notes, EMTN
1.875%	04/17/23	200	197,667
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.870%(ff)	07/09/25	730	703,424
Morgan Stanley,
Sr. Unsec’d. Notes
1.593%(ff)	05/04/27	290	250,543
4.210%(ff)	04/20/28(a)	485	453,649
Sr. Unsec’d. Notes, GMTN
2.239%(ff)	07/21/32	15	11,279
2.699%(ff)	01/22/31	1,040	841,943
Sr. Unsec’d. Notes, MTN
2.943%(ff)	01/21/33	4,935	3,900,500
Sr. Unsec’d. Notes, Series F, MTN
3.875%	04/29/24	355	348,975
Sub. Notes, GMTN
4.350%	09/08/26	545	520,460
Sub. Notes, MTN
3.950%	04/23/27	55	51,138
National Securities Clearing Corp.,
Sr. Unsec’d. Notes, 144A
1.200%	04/23/23	250	245,636
Northern Trust Corp.,
Sr. Unsec’d. Notes
4.000%	05/10/27(a)	1,285	1,244,045
PNC Bank NA,
Sub. Notes
2.950%	01/30/23	250	249,025
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
3.450%	04/23/29	20	$17,926
Royal Bank of Canada (Canada),
Sr. Unsec’d. Notes, GMTN
1.950%	01/17/23	200	198,887
Sr. Unsec’d. Notes, MTN
1.150%	06/10/25(a)	460	414,514
3.375%	04/14/25	20	19,182
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26	200	169,748
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	245	238,788
State Street Corp.,
Sub. Notes
2.200%	03/03/31	25	19,494
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.902%	09/17/28	260	207,452
Sumitomo Mitsui Trust Bank Ltd. (Japan),
Sr. Unsec’d. Notes, 144A, MTN
0.850%	03/25/24	280	262,651
2.800%	03/10/27	200	180,190
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
1.300%	06/02/23	295	287,603
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, MTN
3.200%	03/10/32	575	472,476
4.456%	06/08/32	1,145	1,040,590
UBS AG (Switzerland),
Sr. Unsec’d. Notes, 144A
1.250%	06/01/26	205	176,648
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A, SOFR + 1.580%
4.238%(c)	05/12/26	1,210	1,212,150
Sr. Unsec’d. Notes, 144A
4.488%(ff)	05/12/26	390	375,350
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.164%(ff)	02/11/26	25	23,020
2.572%(ff)	02/11/31	3,210	2,569,273
3.526%(ff)	03/24/28	695	630,743
3.908%(ff)	04/25/26	20	19,117
			59,154,883
Beverages — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.900%	02/01/46	1,420	1,230,698
PepsiCo, Inc.,
Sr. Unsec’d. Notes
2.625%	03/19/27	20	18,331

A9

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages (cont’d.)
2.750%	03/19/30	10	$8,667
			1,257,696
Biotechnology — 0.1%
Amgen, Inc.,
Sr. Unsec’d. Notes
3.000%	02/22/29	30	26,269
Baxalta, Inc.,
Gtd. Notes
4.000%	06/23/25	60	58,181
CSL Finance PLC (Australia),
Gtd. Notes, 144A
3.850%	04/27/27	240	227,192
			311,642
Chemicals — 0.2%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25	165	165,326
FMC Corp.,
Sr. Unsec’d. Notes
3.450%	10/01/29	195	167,295
LYB International Finance BV,
Gtd. Notes
4.000%	07/15/23	437	435,514
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	500	496,646
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	165	165,000
			1,429,781
Commercial Services — 0.3%
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31	310	233,502
ERAC USA Finance LLC,
Gtd. Notes, 144A
2.700%	11/01/23	800	778,564
3.800%	11/01/25	70	66,144
Global Payments, Inc.,
Sr. Unsec’d. Notes
2.650%	02/15/25	15	14,004
3.750%	06/01/23	25	24,769
Moody’s Corp.,
Sr. Unsec’d. Notes
3.750%	03/24/25	50	48,471
RELX Capital, Inc. (United Kingdom),
Gtd. Notes
4.750%	05/20/32	350	329,111
Trustees of Princeton University (The),
Unsec’d. Notes
4.201%	03/01/52	695	627,162
			2,121,727
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Computers — 0.0%
Apple, Inc.,
Sr. Unsec’d. Notes
3.000%	02/09/24	95	$93,265
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
3.000%	03/25/30	5	4,476
Diversified Financial Services — 0.7%
American Express Co.,
Sr. Unsec’d. Notes
0.750%	11/03/23	100	96,037
Ameriprise Financial, Inc.,
Sr. Unsec’d. Notes
3.000%	04/02/25	165	157,662
Cantor Fitzgerald LP,
Sr. Unsec’d. Notes, 144A
4.500%	04/14/27	1,990	1,850,321
Capital One Financial Corp.,
Sr. Unsec’d. Notes
3.273%(ff)	03/01/30	20	16,778
CDP Financial, Inc. (Canada),
Gtd. Notes, 144A
1.000%	04/17/23	750	737,049
Charles Schwab Corp. (The),
Sr. Unsec’d. Notes
2.000%	03/20/28(a)	520	447,293
2.750%	10/01/29	70	60,284
Mastercard, Inc.,
Sr. Unsec’d. Notes
3.300%	03/26/27	45	42,456
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.172%	07/14/28	200	159,930
2.710%	01/22/29	200	162,678
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, 144A
0.875%	09/21/26	250	216,060
Visa, Inc.,
Sr. Unsec’d. Notes
1.900%	04/15/27	85	75,529
Western Union Co. (The),
Sr. Unsec’d. Notes
1.350%	03/15/26	150	129,575
			4,151,652
Electric — 3.5%
AEP Texas, Inc.,
Sr. Unsec’d. Notes, Series I
2.100%	07/01/30	1,445	1,126,982
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
4.250%	09/15/48	1,070	869,998
Arizona Public Service Co.,
Sr. Unsec’d. Notes
2.200%	12/15/31	50	37,556

A10

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Atlantic City Electric Co.,
First Mortgage
2.300%	03/15/31	20	$16,177
Avangrid, Inc.,
Sr. Unsec’d. Notes
3.200%	04/15/25	130	122,942
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
3.700%	07/15/30	695	625,952
4.050%	04/15/25	135	132,813
CenterPoint Energy Houston Electric LLC,
First Mortgage, Series AE
2.350%	04/01/31	20	16,348
General Ref. Mortgage, Series Z
2.400%	09/01/26	240	218,273
Commonwealth Edison Co.,
First Mortgage, Series 130
3.125%	03/15/51	1,570	1,068,615
Connecticut Light & Power Co. (The),
First Ref. Mortgage
4.000%	04/01/48	1,045	853,546
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	30	28,002
Sr. Unsec’d. Notes, Series D
2.850%	08/15/26	75	68,506
Duke Energy Carolinas LLC,
First Ref. Mortgage
2.950%	12/01/26	690	641,199
Duke Energy Corp.,
Sr. Unsec’d. Notes
2.650%	09/01/26	185	167,832
Duke Energy Florida LLC,
First Mortgage
2.400%	12/15/31	15	11,910
Emera US Finance LP (Canada),
Gtd. Notes
3.550%	06/15/26	2,120	1,972,362
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28	210	163,686
Entergy Louisiana LLC,
Collateral Trust
0.950%	10/01/24	345	319,787
4.000%	03/15/33	3,000	2,652,028
Evergy, Inc.,
Sr. Unsec’d. Notes
2.450%	09/15/24	40	37,879
Florida Power & Light Co.,
First Mortgage
2.850%	04/01/25	460	440,064
Hydro-Quebec (Canada),
Local Gov’t. Gtd. Notes, Series GF
8.875%	03/01/26	3,400	3,825,369
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Nevada Power Co.,
General Ref. Mortgage, Series CC
3.700%	05/01/29	40	$36,513
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
0.650%	03/01/23	180	177,122
Northern States Power Co.,
First Mortgage
4.500%	06/01/52	110	96,188
OGE Energy Corp.,
Sr. Unsec’d. Notes
0.703%	05/26/23	570	554,670
PacifiCorp,
First Mortgage
3.350%	07/01/25	160	153,291
Public Service Co. of Colorado,
First Mortgage
3.600%	09/15/42	1,985	1,527,629
Puget Energy, Inc.,
Sr. Sec’d. Notes
2.379%	06/15/28	64	53,591
Southern Co. (The),
Jr. Sub. Notes
4.475%	08/01/24	1,230	1,214,194
Sr. Unsec’d. Notes, Series 21-B
1.750%	03/15/28	35	28,649
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes, Series A
2.875%	07/15/29	45	39,042
Sr. Unsec’d. Notes, Series B
2.950%	11/15/26	950	875,555
Vistra Operations Co. LLC,
Sr. Sec’d. Notes, 144A
3.550%	07/15/24	305	290,528
3.700%	01/30/27	690	609,188
WEC Energy Group, Inc.,
Sr. Unsec’d. Notes
2.200%	12/15/28	200	165,438
Wisconsin Electric Power Co.,
Sr. Unsec’d. Notes
1.700%	06/15/28	150	125,122
			21,364,546
Electronics — 0.0%
Agilent Technologies, Inc.,
Sr. Unsec’d. Notes
2.300%	03/12/31	20	15,665
Entertainment — 0.3%
Warnermedia Holdings, Inc.,
Gtd. Notes, 144A
3.755%	03/15/27	405	363,501
5.050%	03/15/42	1,680	1,257,471
			1,620,972

A11

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Environmental Control — 0.0%
Waste Connections, Inc.,
Sr. Unsec’d. Notes
2.200%	01/15/32	35	$27,108
Foods — 0.2%
Hormel Foods Corp.,
Sr. Unsec’d. Notes
0.650%	06/03/24	135	126,501
1.700%	06/03/28	180	153,341
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.,
Gtd. Notes, 144A
5.125%	02/01/28	865	808,914
Kraft Heinz Foods Co.,
Gtd. Notes
3.750%	04/01/30	90	79,329
Mondelez International, Inc.,
Sr. Unsec’d. Notes
2.125%	03/17/24	5	4,806
Nestle Holdings, Inc.,
Gtd. Notes, 144A
1.500%	09/14/28	150	124,430
			1,297,321
Gas — 0.2%
Atmos Energy Corp.,
Sr. Unsec’d. Notes
2.625%	09/15/29	30	25,583
CenterPoint Energy Resources Corp.,
Sr. Unsec’d. Notes
0.700%	03/02/23	150	147,391
Piedmont Natural Gas Co., Inc.,
Sr. Unsec’d. Notes
5.050%	05/15/52	860	755,588
			928,562
Healthcare-Products — 0.0%
Baxter International, Inc.,
Sr. Unsec’d. Notes
3.950%	04/01/30	90	80,660
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes
2.600%	10/01/29	5	4,317
			84,977
Healthcare-Services — 0.8%
AdventHealth Obligated Group,
Unsec’d. Notes, Series E
2.795%	11/15/51	1,500	959,819
Elevance Health, Inc.,
Sr. Unsec’d. Notes
2.875%	09/15/29	65	55,512
3.500%	08/15/24	25	24,425
HCA, Inc.,
Gtd. Notes
5.000%	03/15/24	500	496,622
Gtd. Notes, 144A
3.125%	03/15/27	160	141,273
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
3.375%	03/15/29	10	$8,462
Humana, Inc.,
Sr. Unsec’d. Notes
4.500%	04/01/25	155	152,744
Nationwide Children’s Hospital, Inc.,
Unsec’d. Notes
4.556%	11/01/52	975	861,337
Presbyterian Healthcare Services,
Unsec’d. Notes
4.875%	08/01/52	1,125	1,058,177
Queen’s Health Systems (The),
Sec’d. Notes
4.810%	07/01/52	680	628,605
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	75	62,673
Roche Holdings, Inc. (Switzerland),
Gtd. Notes, 144A
2.375%	01/28/27	500	452,175
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes
2.300%	05/15/31	20	16,088
Universal Health Services, Inc.,
Sr. Sec’d. Notes, 144A
2.650%	01/15/32	30	21,176
			4,939,088
Home Builders — 0.1%
Toll Brothers Finance Corp.,
Gtd. Notes
4.875%	03/15/27	720	662,503
Household Products/Wares — 0.0%
Kimberly-Clark Corp.,
Sr. Unsec’d. Notes
3.100%	03/26/30	2	1,767
Insurance — 0.5%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27	90	82,239
3.850%	04/05/29	550	485,857
3.900%	04/05/32	1,030	869,221
Equitable Financial Life Global Funding,
Sec’d. Notes, 144A
1.800%	03/08/28	125	104,495
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
4.250%	06/15/23	63	62,392
4.569%	02/01/29	907	834,193
5.500%	06/15/52	500	435,875
Principal Financial Group, Inc.,
Gtd. Notes
3.125%	05/15/23	150	148,702
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	230	229,226

A12

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Unum Group,
Sr. Unsec’d. Notes
4.000%	06/15/29	50	$44,176
			3,296,376
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
2.730%	04/13/24	250	244,162
3.000%	04/13/25	20	19,320
			263,482
Machinery-Construction & Mining — 0.0%
Caterpillar, Inc.,
Sr. Unsec’d. Notes
1.900%	03/12/31	25	20,034
Machinery-Diversified — 0.1%
Deere & Co.,
Sr. Unsec’d. Notes
2.750%	04/15/25	200	191,008
Flowserve Corp.,
Sr. Unsec’d. Notes
2.800%	01/15/32	15	10,742
John Deere Capital Corp.,
Sr. Unsec’d. Notes
2.800%	01/27/23	50	49,768
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes
4.950%	09/15/28	275	255,676
			507,194
Media — 0.8%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29	130	101,753
2.300%	02/01/32	510	363,313
4.800%	03/01/50	1,570	1,122,889
4.908%	07/23/25	110	107,343
5.050%	03/30/29	1,235	1,134,479
Comcast Corp.,
Gtd. Notes
3.400%	04/01/30	65	57,235
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
2.600%	06/15/31	380	296,098
3.150%	08/15/24	424	406,147
3.500%	08/15/27	600	549,369
Fox Corp.,
Sr. Unsec’d. Notes
3.050%	04/07/25	360	341,627
4.030%	01/25/24	110	108,447
			4,588,700
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.3%
Newmont Corp.,
Gtd. Notes
2.250%	10/01/30	825	$639,304
2.600%	07/15/32	1,145	869,797
2.800%	10/01/29	10	8,298
			1,517,399
Miscellaneous Manufacturing — 0.1%
3M Co.,
Sr. Unsec’d. Notes
3.050%	04/15/30	5	4,271
Carlisle Cos., Inc.,
Sr. Unsec’d. Notes
0.550%	09/01/23	110	105,654
2.200%	03/01/32	45	33,324
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, 144A
0.400%	03/11/23	250	245,662
3.400%	03/16/27	350	325,962
			714,873
Multi-National — 0.0%
FMS Wertmanagement (Germany),
Gov’t. Gtd. Notes
2.750%	03/06/23	200	198,918
Office/Business Equipment — 0.2%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26	1,265	1,097,600
Oil & Gas — 0.8%
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32	1,995	1,541,702
Continental Resources, Inc.,
Gtd. Notes
3.800%	06/01/24	50	48,490
4.500%	04/15/23	31	30,831
Diamondback Energy, Inc.,
Gtd. Notes
3.125%	03/24/31	175	141,959
Exxon Mobil Corp.,
Sr. Unsec’d. Notes
1.571%	04/15/23(a)	370	364,557
Phillips 66,
Gtd. Notes
3.700%	04/06/23	150	149,480
Phillips 66 Co.,
Gtd. Notes, 144A
3.550%	10/01/26	315	292,499
Pioneer Natural Resources Co.,
Sr. Unsec’d. Notes
1.900%	08/15/30	810	620,278
Valero Energy Corp.,
Sr. Unsec’d. Notes
2.800%	12/01/31	15	11,899

A13

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Var Energi ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.000%	05/18/27	1,460	$1,373,318
			4,575,013
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.,
Sr. Unsec’d. Notes
1.231%	12/15/23	30	28,802
Packaging & Containers — 0.2%
AptarGroup, Inc.,
Sr. Unsec’d. Notes
3.600%	03/15/32	1,300	1,063,960
Graphic Packaging International LLC,
Sr. Sec’d. Notes, 144A
1.512%	04/15/26	150	129,569
			1,193,529
Pharmaceuticals — 1.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes
2.950%	11/21/26	425	388,818
3.200%	11/21/29	835	732,631
3.600%	05/14/25	425	408,563
3.800%	03/15/25	700	677,749
4.550%	03/15/35	2,465	2,214,708
AmerisourceBergen Corp.,
Sr. Unsec’d. Notes
2.700%	03/15/31	20	16,085
3.450%	12/15/27	30	27,553
Astrazeneca Finance LLC (United Kingdom),
Gtd. Notes
1.750%	05/28/28	280	235,954
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
3.734%	12/15/24	13	12,629
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.400%	07/26/29	4	3,634
Cardinal Health, Inc.,
Sr. Unsec’d. Notes
3.750%	09/15/25	160	154,844
Cigna Corp.,
Gtd. Notes
3.400%	03/01/27	60	55,243
3.500%	06/15/24	100	97,706
3.750%	07/15/23	51	50,586
Sr. Unsec’d. Notes
2.375%	03/15/31	320	254,438
2.400%	03/15/30	15	12,245
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	30	29,101
4.300%	03/25/28	90	85,124
5.050%	03/25/48	1,975	1,738,658
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.875%	09/23/23	345	$337,414
3.200%	09/23/26	385	355,275
Viatris, Inc.,
Gtd. Notes
2.700%	06/22/30	960	713,274
4.000%	06/22/50	1,165	696,127
			9,298,359
Pipelines — 1.6%
Enbridge, Inc. (Canada),
Gtd. Notes
0.550%	10/04/23	65	61,988
Energy Transfer LP,
Sr. Unsec’d. Notes
2.900%	05/15/25	170	158,440
3.750%	05/15/30(a)	965	819,137
4.950%	05/15/28	305	284,402
4.950%	06/15/28	500	467,311
5.150%	03/15/45	1,080	854,753
5.875%	01/15/24	260	260,591
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29	40	34,457
3.350%	03/15/23	300	297,908
MPLX LP,
Sr. Unsec’d. Notes
4.875%	12/01/24	25	24,720
4.950%	03/14/52	1,875	1,474,651
ONEOK Partners LP,
Gtd. Notes
4.900%	03/15/25	30	29,548
ONEOK, Inc.,
Gtd. Notes
3.100%	03/15/30	645	525,077
4.350%	03/15/29	305	272,264
4.450%	09/01/49	1,010	719,665
5.850%	01/15/26	200	200,696
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29	2,150	1,793,498
Targa Resources Corp.,
Gtd. Notes
4.200%	02/01/33	1,345	1,124,486
6.250%	07/01/52	305	277,901
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
2.600%	03/15/31	280	219,848
4.000%	09/15/25	65	62,621
			9,963,962
Real Estate — 0.1%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
4.125%	02/01/29	600	555,238

A14

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 1.5%
AvalonBay Communities, Inc.,
Sr. Unsec’d. Notes
1.900%	12/01/28	400	$329,635
2.050%	01/15/32	40	31,056
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.250%	04/01/28	15	12,141
2.500%	08/16/31	5	3,660
4.050%	07/01/30	1,980	1,671,793
Corporate Office Properties LP,
Gtd. Notes
2.750%	04/15/31	5	3,701
CubeSmart LP,
Gtd. Notes
2.250%	12/15/28	105	85,027
Digital Realty Trust LP,
Gtd. Notes
3.600%	07/01/29	40	35,037
Duke Realty LP,
Sr. Unsec’d. Notes
4.000%	09/15/28	2,175	2,021,462
Essex Portfolio LP,
Gtd. Notes
1.700%	03/01/28	40	32,441
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26	2,400	2,294,959
Invitation Homes Operating Partnership LP,
Gtd. Notes
2.300%	11/15/28	135	108,109
Kimco Realty Corp.,
Sr. Unsec’d. Notes
2.250%	12/01/31	50	37,582
Phillips Edison Grocery Center Operating Partnership I LP,
Gtd. Notes
2.625%	11/15/31	395	287,000
Public Storage,
Sr. Unsec’d. Notes
1.950%	11/09/28	520	432,983
Realty Income Corp.,
Sr. Unsec’d. Notes
3.400%	01/15/28	15	13,644
Sun Communities Operating LP,
Gtd. Notes
2.300%	11/01/28	1,855	1,492,018
2.700%	07/15/31	20	15,148
Welltower, Inc.,
Sr. Unsec’d. Notes
2.800%	06/01/31	335	265,753
			9,173,149
Retail — 0.3%
AutoNation, Inc.,
Sr. Unsec’d. Notes
3.850%	03/01/32	300	238,472
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Retail (cont’d.)
McDonald’s Corp.,
Sr. Unsec’d. Notes, MTN
3.300%	07/01/25	90	$86,597
3.500%	07/01/27	15	14,028
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	645	589,177
Walgreens Boots Alliance, Inc.,
Sr. Unsec’d. Notes
0.950%	11/17/23	520	498,355
Walmart, Inc.,
Sr. Unsec’d. Notes
1.500%	09/22/28	185	154,688
1.800%	09/22/31	30	23,905
			1,605,222
Semiconductors — 0.4%
Analog Devices, Inc.,
Sr. Unsec’d. Notes
1.700%	10/01/28	45	37,642
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.137%	11/15/35	845	592,455
3.419%	04/15/33	2,275	1,745,472
Intel Corp.,
Sr. Unsec’d. Notes
3.750%	03/25/27	30	28,716
NVIDIA Corp.,
Sr. Unsec’d. Notes
0.584%	06/14/24	300	280,410
			2,684,695
Software — 0.4%
Oracle Corp.,
Sr. Unsec’d. Notes
2.500%	04/01/25	75	69,966
2.950%	05/15/25	50	47,018
Salesforce, Inc.,
Sr. Unsec’d. Notes
0.625%	07/15/24	300	279,967
Take-Two Interactive Software, Inc.,
Sr. Unsec’d. Notes
3.300%	03/28/24	270	263,176
3.550%	04/14/25	20	19,187
3.700%	04/14/27	190	176,480
Workday, Inc.,
Sr. Unsec’d. Notes
3.500%	04/01/27	90	83,339
3.700%	04/01/29	1,695	1,520,174
3.800%	04/01/32	10	8,699
			2,468,006
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.500%	06/01/41	1,725	1,243,613

A15

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
3.550%	09/15/55	1,360	$893,082
4.300%	02/15/30	255	233,377
4.350%	03/01/29	465	434,824
NTT Finance Corp. (Japan),
Gtd. Notes, 144A
0.373%	03/03/23	230	226,259
1.162%	04/03/26	405	353,791
T-Mobile USA, Inc.,
Sr. Unsec’d. Notes
2.550%	02/15/31	1,250	990,241
3.500%	04/15/25	455	435,281
3.750%	04/15/27	435	402,071
3.875%	04/15/30	3,140	2,782,656
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
2.100%	03/22/28	500	421,908
2.355%	03/15/32	283	217,630
2.550%	03/21/31	580	463,041
3.000%	03/22/27	10	9,107
3.150%	03/22/30	40	33,967
4.016%	12/03/29	200	181,346
			9,322,194
Transportation — 0.0%
Burlington Northern Santa Fe LLC,
Sr. Unsec’d. Notes
4.450%	01/15/53	165	142,973

Total Corporate Bonds (cost $187,689,726)			172,303,930
Residential Mortgage-Backed Securities — 0.6%
Citigroup Mortgage Loan Trust,
Series 2022-A, Class A1, 144A
6.170%	09/25/62	299	292,761
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
5.181%(c)	04/25/42	2,181	2,058,316
Series 2022-DNA06, Class M1A, 144A, 30 Day Average SOFR + 2.150% (Cap N/A, Floor 0.000%)
4.435%(c)	09/25/42	1,100	1,093,263
Freddie Mac REMIC,
Series 5222, Class SA, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.219%(c)	05/25/52	239	4,941
Government National Mortgage Assoc.,
Series 2021-177, Class SB, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	10/20/51	1,435	29,231
Series 2021-205, Class DS, IO, 30 Day Average SOFR + 3.200% (Cap 3.200%, Floor 0.000%)
0.916%(c)	11/20/51	2,361	48,153
Series 2022-148, Class DS, IO, 30 Day Average SOFR + 3.600% (Cap 3.600%, Floor 0.000%)
1.316%(c)	08/20/52	1,197	17,620
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2022-46, Class S, IO, 30 Day Average SOFR + 3.500% (Cap 3.500%, Floor 0.000%)
1.216%(c)	03/20/52	646	$12,573
Series 2022-66, Class SB, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	897	20,003
Series 2022-68, Class SP, IO, 30 Day Average SOFR + 3.850% (Cap 3.850%, Floor 0.000%)
1.566%(c)	04/20/52	807	17,004
Series 2022-78, Class SB, IO, 30 Day Average SOFR + 3.750% (Cap 3.750%, Floor 0.000%)
1.466%(c)	04/20/52	1,698	35,142
Series 2022-93, Class GS, IO, 30 Day Average SOFR + 3.650% (Cap 3.650%, Floor 0.000%)
1.366%(c)	05/20/52	575	10,165
Seasoned Credit Risk Transfer Trust,
Series 2019-02, Class MA
3.500%	08/25/58	240	229,274

Total Residential Mortgage-Backed Securities (cost $3,910,806)			3,868,446
Sovereign Bonds — 1.7%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	715	666,648
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
0.625%	07/15/25	400	357,527
1.750%	10/17/24	2,200	2,081,028
3.250%	07/20/23	200	198,204
Japan Finance Organization for Municipalities (Japan),
Sr. Unsec’d. Notes, 144A, MTN
2.125%	10/25/23	600	586,946
Sr. Unsec’d. Notes, EMTN
1.750%	09/05/24	2,600	2,470,052
3.250%	04/24/23	200	198,874
Province of Alberta (Canada),
Sr. Unsec’d. Notes
1.300%	07/22/30	685	547,329
3.300%	03/15/28	1,195	1,126,050
Province of British Columbia (Canada),
Sr. Unsec’d. Notes
2.000%	10/23/22	675	674,472
Province of Quebec (Canada),
Sr. Unsec’d. Notes
1.350%	05/28/30	200	160,531
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	450	531,293
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	400	374,467
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes
2.625%	05/29/24	200	193,126

A16

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
3.250%	06/01/23	200	$198,502

Total Sovereign Bonds (cost $10,776,849)			10,365,049
U.S. Government Agency Obligations — 31.7%
Federal Home Loan Bank
0.375%	09/04/25	2,500	2,232,286
0.500%	04/14/25	2,000	1,819,730
3.125%	09/12/25	1,235	1,192,853
3.250%	11/16/28	4,445	4,244,408
Federal Home Loan Mortgage Corp.
0.375%	04/20/23	1,690	1,656,697
0.375%	07/21/25	5,550	4,981,908
1.500%	02/12/25	4,150	3,892,486
2.000%	02/01/36	961	847,852
2.000%	05/01/42	473	395,685
2.000%	06/01/51	4,289	3,488,813
2.000%	09/01/51	2,457	1,998,554
2.000%	12/01/51	5,886	4,781,269
2.500%	07/01/51	2,084	1,757,663
2.500%	08/01/51	1,974	1,664,347
2.500%	09/01/51	668	562,953
2.500%	09/01/51	1,879	1,584,074
2.500%	12/01/51	4,869	4,098,874
2.500%	01/01/52	138	116,271
2.500%	03/01/52	270	227,328
2.500%	04/01/52	998	838,909
2.500%	04/01/52	998	839,673
2.500%	04/01/52	1,493	1,256,116
3.000%	09/01/50	5,475	4,799,886
3.000%	03/01/52	208	180,848
4.000%	05/01/52	1,427	1,325,681
4.500%	05/01/52	490	467,744
5.000%	06/01/52	971	947,132
6.250%	07/15/32	135	157,522
6.750%	09/15/29	90	104,128
6.750%	03/15/31	500	591,577
Federal National Mortgage Assoc.
0.500%	06/17/25	1,500	1,355,581
0.875%	08/05/30	1,130	882,630
1.500%	11/01/50	494	380,169
1.500%	02/01/51	5,833	4,486,169
1.625%	01/07/25	3,640	3,431,269
2.000%	05/01/42	1,828	1,528,111
2.000%	04/01/51	3,089	2,515,495
2.000%	07/01/51	4,805	3,922,633
2.000%	08/01/51	3,918	3,187,179
2.375%	01/19/23	1,570	1,563,650
2.500%	TBA	500	419,404
2.500%	06/01/51	2,966	2,508,370
2.500%	08/01/51	488	411,404
2.500%	08/01/51	8,408	7,090,147
2.500%	10/01/51	1,676	1,412,300
2.500%	12/01/51	1,948	1,640,113
2.500%	01/01/52	490	412,732
2.500%	02/01/52	2,440	2,059,936
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
2.500%	03/01/52	506	$425,641
2.500%	05/01/52	303	254,680
2.500%	08/01/52	5,474	4,609,954
3.000%	TBA	11,000	9,568,213
3.000%	06/01/36	1,370	1,274,120
3.000%	05/01/51	701	614,119
3.000%	05/01/51	937	821,025
3.000%	01/01/52	5,000	4,357,341
3.000%	02/01/52	1,031	898,831
3.000%	02/01/52	1,975	1,721,354
3.000%	04/01/52	2,483	2,175,317
3.000%	05/01/52	3,488	3,039,278
3.000%	06/01/52	500	436,282
3.000%	06/01/52	550	479,824
3.000%	06/01/52	1,035	902,867
3.000%	07/01/52	33	29,202
3.000%	07/01/52	792	691,209
3.000%	07/01/52	935	815,730
3.000%	09/01/52	215	187,604
3.000%	09/01/52	506	441,196
3.000%	09/01/52	844	735,919
3.000%	09/01/52	1,000	871,671
3.000%	10/01/52	2,385	2,080,399
3.500%	TBA	6,000	5,395,587
3.500%	TBA(tt)	11,000	9,899,141
4.000%	05/01/52	4,973	4,626,412
4.500%	TBA(tt)	8,000	7,620,625
4.500%	TBA	6,000	5,708,508
5.000%	TBA	5,000	4,863,307
5.000%	06/01/52	973	948,850
5.000%	07/01/52	1,069	1,043,260
6.625%	11/15/30	290	339,461
Government National Mortgage Assoc.
2.000%	10/20/51	526	440,028
2.000%	12/20/51	965	807,286
2.500%	08/20/51	1,425	1,229,690
2.500%	11/20/51	466	401,786
3.000%	03/20/47	1,457	1,306,268
3.000%	01/20/50	649	578,372
3.000%	06/20/51	1,802	1,595,774
3.000%	10/20/51	1,459	1,292,072
3.000%	11/20/51	975	864,221
3.500%	TBA	5,000	4,547,461
3.500%	06/20/42	495	459,495
3.500%	03/20/43	293	272,352
3.500%	06/20/46	3,255	3,008,708
4.000%	TBA	1,500	1,400,684
4.000%	09/20/47	2,164	2,058,954
4.000%	02/20/48	167	158,376
4.000%	04/20/48	521	494,637
4.500%	TBA	1,000	957,148
4.500%	08/20/48	1,570	1,524,110
Tennessee Valley Authority, Sr. Unsec’d. Notes
1.500%	09/15/31	200	158,179

Total U.S. Government Agency Obligations (cost $205,238,744)			193,693,087

A17

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations — 10.5%
U.S. Treasury Bonds
1.375%	11/15/40	11,380	$7,354,325
2.000%	11/15/41	24,705	17,679,516
2.250%	05/15/41	19,865	15,013,594
2.500%	02/15/46	520	394,550
2.875%	05/15/52(a)	1,710	1,433,461
3.000%	02/15/48(a)	7,725	6,498,656
3.125%	02/15/43	890	764,566
3.625%	08/15/43	55	51,245
3.625%	02/15/44	620	575,631
U.S. Treasury Notes
2.125%	12/31/22(k)	6,700	6,678,539
U.S. Treasury Strips Coupon
2.907%(s)	05/15/30	55	40,631
2.910%(s)	08/15/30	155	113,622
2.922%(s)	08/15/28	110	86,702
3.072%(s)	08/15/37	1,465	806,093
3.096%(s)	02/15/39	45	23,171
3.101%(s)	08/15/39	100	50,574
3.121%(s)	02/15/40	50	24,666
3.187%(s)	11/15/40	100	47,258
3.229%(s)	05/15/41	4,540	2,094,962
3.234%(s)	02/15/45	40	15,552
3.242%(s)	11/15/41	2,155	958,722
3.243%(s)	05/15/42	40	17,402
3.244%(s)	11/15/43	137	56,149
3.245%(s)	08/15/44	40	15,800
3.255%(s)	08/15/42	1,980	850,549
3.257%(s)	11/15/42	95	40,342
3.266%(s)	05/15/44	55	21,998
3.272%(s)	05/15/43	5,460	2,273,152
3.277%(s)	08/15/41	10	4,535

Total U.S. Treasury Obligations (cost $72,483,066)			63,985,963

Total Long-Term Investments (cost $661,538,364)			619,389,880

Shares
Short-Term Investments — 8.7%
Affiliated Mutual Fund — 1.8%
PGIM Institutional Money Market Fund (cost $11,219,947; includes $11,188,964 of cash collateral for securities on loan)(b)(we)	11,229,241	11,221,381

Interest Rate	Maturity Date	Principal Amount (000)#
Certificates of Deposit — 0.8%
Canadian Imperial Bank of Commerce
1.120%	12/01/22	900	896,722
Cooperatieve Rabobank UA
0.930%	12/01/22	1,000	995,808
Credit Agricole Corporate & Investment Bank SA
1.140%	12/01/22	1,000	996,235
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Certificates of Deposit (continued)
Natixis SA
1.120%	12/01/22	1,000	$996,231
Toronto-Dominion Bank (The)
0.930%	12/01/22	1,000	995,804

Total Certificates of Deposit (cost $4,892,148)			4,880,800
Commercial Paper(n) — 0.6%
Royal Bank of Canada, 144A
1.869%	10/11/22	415	414,611
Skandinaviska Enskilda Banken AB, 144A
1.945%	12/01/22	1,000	994,499
Societe Generale SA, 144A
1.969%	12/01/22	1,000	994,375
Svenska Handelsbanken AB, 144A
1.873%	12/01/22	890	885,098
Swedbank AB, 144A
1.953%	12/01/22	700	696,023

Total Commercial Paper (cost $3,993,150)			3,984,606

	Shares
Unaffiliated Fund — 5.5%
Dreyfus Government Cash Management (Institutional Shares)	33,382,326	33,382,326
(cost $33,382,326)

Total Short-Term Investments (cost $53,487,571)		53,469,113

TOTAL INVESTMENTS—110.0% (cost $715,025,935)		672,858,993

Liabilities in excess of other assets(z) — (10.0)%		(61,432,512)

Net Assets — 100.0%		$611,426,481

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
MTN	Medium Term Note
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced

A18

AST TARGET MATURITY CENTRAL PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $10,884,077; cash collateral of $11,188,964 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(tt)	All or partial principal amount represents “TBA” mortgage dollar rolls. The aggregate mortgage dollar roll principal amount of 19,000,000 is 3.1% of net assets.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Forward Commitment Contract:
U.S. Government Agency Obligation	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc. (proceeds receivable $967,656)	5.000%	TBA	10/13/22	(1,000)		$(974,068)

Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
146	2 Year U.S. Treasury Notes	Dec. 2022	$29,987,031	$(464,043)
456	5 Year U.S. Treasury Notes	Dec. 2022	49,023,562	(1,176,448)
110	10 Year U.S. Treasury Notes	Dec. 2022	12,326,875	(264,162)
203	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	27,811,000	(2,514,160)
				(4,418,813)
Short Position:
261	20 Year U.S. Treasury Bonds	Dec. 2022	32,992,031	2,449,701
				$(1,969,112)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A19